Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Currency Exchange Rates Abstract
Period-end spot rate	US$1=RMB 7.2254	US$1=RMB 6.7114
Average rate	US$1=RMB 6.9881	US$1=RMB 6.4641